Other Intangible Assets and Goodwill (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived intangibles	$ 87.7	$ 68.6
Definite-lived intangibles	72.3	54.2
Accumulated amortization	(16.3)	(10.9)
Definite-lived intangibles, net	56.0	43.3
Total other intangible assets	$ 143.7	$ 111.9
Definite-lived intangibles approximate remaining weighted average useful life in years	10 years	11 years